Business Combination - Schedule of Purchase Consideration (Details) - USD ($) $ in Millions	Jun. 01, 2026	Aug. 13, 2025
Synopsys Inc
Disclosure of detailed information about business combination [line items]
Cash	$ 440
Contingent consideration	4
Replacement share-based payment awards	11
Total purchase consideration	$ 455
MIPS Holdings Inc
Disclosure of detailed information about business combination [line items]
Cash		$ 215
Replacement share-based payment awards		11
Total purchase consideration		$ 226